EQUITY INVESTMENTS (Schedule of Fair Values of Warrants) (Details) - Warrants [Member]	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate	0.97%	0.36%	1.39%
Expected volatility	114.00%	122.00%	130.00%
Expected life of warrants in years	0.19	1.20	2.19